UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, October 26, 2006


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$105,216


List of Other Included Managers:    NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp                     COM              885535104      314    71300 SH       SOLE                    48000             23300
3M Company                     COM              88579Y101     1389    18666 SH       SOLE                    12666              6100
Adobe Systems Inc              COM              00724F101      599    16000 SH       SOLE                    12500              3500
Altria Group Inc               COM              02209S103     3516    45934 SH       SOLE                    26134             20000
American Express Co.           COM              025816109      465     8300 SH       SOLE                     6300              2000
Amgen Inc                      COM              031162100     1465    20477 SH       SOLE                    14305              6172
Anheuser Busch Co.             COM              035229103      394     8300 SH       SOLE                     3500              4900
Arkansas Best Corp             COM              040790107      237     5500 SH       SOLE                     4200              1300
BP-Amoco                       COM              055622104      431     6578 SH       SOLE                     1978              4600
Bank Of America Corp           COM              060505104      840    15682 SH       SOLE                    12144              3738
Boeing Co                      COM              097023105      268     3400 SH       SOLE                     2500               900
Bright Horizons Family Solutio COM              109195107      217     5200 SH       SOLE                     3900              1300
Cerner Corp                    COM              156782104      318     7000 SH       SOLE                     5200              1800
Church & Dwight Co Inc         COM              171340102      309     7900 SH       SOLE                     5850              2050
Citigroup Inc                  COM              172967101     2623    52802 SH       SOLE                    32695             20407
Citrix Systems Inc.            COM              177376100      219     6050 SH       SOLE                     4450              1600
Constellation Brands Inc Cl A  COM              21036P108      973    33800 SH       SOLE                    20900             13100
Corning Inc                    COM              219350105      320    13100 SH       SOLE                     9100              4000
Corporate Executive Board Co   COM              21988R102      315     3500 SH       SOLE                     2600               900
Countrywide Financial Corp     COM              222372104      448    12796 SH       SOLE                     8198              4598
Coventry Health Care           COM              222862104      384     7450 SH       SOLE                     5500              1950
E W Scripps Co New-Cl A        COM              811054204      486    10132 SH       SOLE                     7632              2500
Eaton Corp                     COM              278058102      310     4500 SH       SOLE                     2700              1800
Erie Indemnity Co              COM              29530P102     1983    37872 SH       SOLE                    18550             21333
Expeditors International Of Wa COM              302130109      303     6800 SH       SOLE                     5600              1200
Exxon Mobil Corp               COM              30231G102     1051    15659 SH       SOLE                     5259             10400
F N B Corp-Pa                  COM              302520101      283    17000 SH       SOLE                    17000
Federated Department Stores In COM              31410H101      315     7300 SH       SOLE                     5600              2100
Fedex Corp                     COM              31428X106      581     5350 SH       SOLE                     3200              2150
First Data Corp                COM              319963104      769    18300 SH       SOLE                    10700              7600
General Dynamics Corp          COM              369550108      244     3400 SH       SOLE                     3200               200
General Electric Co            COM              369604103     1365    38666 SH       SOLE                    26888             11778
Genesee & Wyoming Inc          COM              371559105      359    15450 SH       SOLE                    11625              3825
H J Heinz Co                   COM              423074103      239     5700 SH       SOLE                     2500              3200
Home Depot Inc                 COM              437076102     1023    28206 SH       SOLE                    18606              9600
IAC/Interactivecorp            COM              44919P300      336    11700 SH       SOLE                     6500              5300
Intel Corp                     COM              458140100      314    15282 SH       SOLE                     9800              5482
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Knight Transportation Inc      COM              499064103      174    10275 SH       SOLE                     8325              1950
L-3 Communications Holdings    COM              502424104     1046    13350 SH       SOLE                     7450              6000
Legg Mason Inc                 COM              524901105      686     6800 SH       SOLE                     4000              2800
Loews Corp Carolina Group      COM              540424207      393     7100 SH       SOLE                     3300              3800
Lsi Logic Corp                 COM              502161102       95    11500 SH       SOLE                     5500              6000
Michaels Stores Inc            COM              594087108      540    12400 SH       SOLE                     7000              5400
Microsoft Corp                 COM              594918104      802    29334 SH       SOLE                    22134              7200
NYSE Group Inc.                COM              62949w103      269     3600 SH       SOLE                     2300              1300
National City Corp             COM              635405103      212     5784 SH       SOLE                     5484               300
Overseas Shipholding Group Inc COM              690368105      306     4950 SH       SOLE                     3550              1400
Patterson Companies Inc        COM              703395103      608    18100 SH       SOLE                    11500              6600
Pepsico Inc                    COM              713448108      312     4775 SH       SOLE                     3775              1000
Procter & Gamble Co            COM              742718109      551     8884 SH       SOLE                     6784              2100
SAP Aktiengesellschaft         COM              803054204      243     4900 SH       SOLE                     3700              1200
SEI Investments Co             COM              784117103      334     5950 SH       SOLE                     4050              1900
St Paul Travelers Cos.         COM              792860108      561    11965 SH       SOLE                     9200              2765
Stryker Corp                   COM              863667101      518    10451 SH       SOLE                     4951              5500
Texas Regional Bancshares      COM              882673106      226     5868 SH       SOLE                     4372              1496
US Bancorp Del Com New         COM              902973304      312     9400 SH       SOLE                     6500              3100
Union Pacific Corp.            COM              907818108      220     2500 SH       SOLE                                       2500
United Parcel Svc Inc Cl B     COM              911312106      327     4550 SH       SOLE                     2650              1900
United Technologies Corp       COM              913017109      260     4100 SH       SOLE                     2800              1300
Varian Medical Systems Inc     COM              92220P105      395     7400 SH       SOLE                     5500              1900
Verizon Communications         COM              92343V104      376    10132 SH       SOLE                    10007               125
Wachovia Corporation Com       COM              929903102      340     6086 SH       SOLE                     5186               900
Walgreen Co.                   COM              931422109      275     6200 SH       SOLE                     3700              2500
Wells Fargo & Co               COM              949746101      593    16400 SH       SOLE                    12900              3500
Yahoo Inc                      COM              984332106      382    15100 SH       SOLE                    10300              4800
Fidelity Adv Equity Growth Fd  MF               315805101      287     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    13495  1268311 SH       SOLE                  1268311
Vanguard Index 500 Portfolio   MF               922908108     2979    24208 SH       SOLE                    20427              3781
iShares S&P 500                MF               464287200      641     4794 SH       SOLE                     3250              1544
Buffalo Science & Technology F MF               119530103     3425   265697 SH       SOLE                   259835              5863
Calamos Growth Fd              MF               128119302     7157   134043 SH       SOLE                   129313              4730
Janus MC Value Fd              MF               471023598     2182    91541 SH       SOLE                    86739              4802
Meridian Growth Fund           MF               589619105     1452    35982 SH       SOLE                    33120              2862
Muhlenkamp Fd                  MF               962096103     9617   119141 SH       SOLE                   114894              4247
Oakmark Select Fd              MF               413838608      801    23225 SH       SOLE                    23225
Rainier Small/Mid Growth Fd    MF               750869208     2174    61902 SH       SOLE                    58542              3360
T Rowe MC Growth               MF               779556109     6051   110456 SH       SOLE                   109359              1098
iShares Russell MC Growth Inde MF               464287481     1491    15453 SH       SOLE                    14451              1002
Buffalo SC Fund                MF               119804102     1310    48657 SH       SOLE                    48004               654
Diamond Hill SC Fd             MF               25264S304      766    32470 SH       SOLE                    31922               548
Janus SC Value Fd              MF               471023564      844    28854 SH       SOLE                    28854
UMB SC Fund                    MF               90280R102     1922   111597 SH       SOLE                   111315               283
Vanguard Explorer Fd           MF               921926101     2110    27447 SH       SOLE                    26456               990
iShares Russell 2000 Growth    MF               464287648      270     3726 SH       SOLE                     2538              1188
iShares Russell 2000 Value Ind MF               464287630      435     5901 SH       SOLE                     5025               876
Artisan Int'l Fund             MF               04314H204     2539    88321 SH       SOLE                    86278              2042
Julius Baer Intl A             MF               481370104     2086    50675 SH       SOLE                    49291              1385
T.Rowe Emerging Market Stock F MF               77956g864      303    10692 SH       SOLE                    10151               541
Thornburg In'tl Value I        MF               885215566      316    11710 SH       SOLE                     9829              1881
UMB Scout Worldwide Fd         MF               90280U105     2886    93705 SH       SOLE                    90484              3385
SLM Corp Cpi Lkd Nt Fltg Rate  PFD              78442P403      316    13700 SH       SOLE                    12500              1200